Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Going Concern And Managements Plans [Abstract]
Going Concern and Management's Plans

Note 22.     Going Concern and Management’s Plans

As of March 31, 2019, the Company had cash and cash equivalents of approximately $2.0 million and the Company has incurred losses since its inception and must continue to rely on proceeds from debt and equity issuances to pay for ongoing operating expenses in order to execute its business plan.

Management has taken several actions below to ensure that the Company will continue as a going concern through May 31, 2020, including reductions in YOD legacy segment related expenses and discretionary expenditures.

•	As discussed in Note 13, the Company has entered into a convertible note agreement with SSSIG in which it will receive approximately $1.4 million in additional cash during 2019; and

•	As of March 31, 2019, the Company holds 8,333,333 GTB and we may convert all or a portion of our GTB to fiat currency or into U.S. Dollars as needed.

As part of the Company’s strategy, management raised these recent capital to cover short and medium term cash needs, while it plans to unlock revenue from its new fintech advisory services business in 2019.  Therefore, the Company does not plan to take additional outside investments in the near term, unless there is a delay in product expectations and sales.

Although the Company may attempt to raise funds by issuing debt or equity instruments, in the future additional financing may not be available to the Company on terms acceptable to the Company or at all or such resources may not be received in a timely manner. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may be required to scale back or to discontinue certain operations, scale back or discontinue the development of new business lines, reduce headcount, sell assets, file for bankruptcy, reorganize, merge with another entity, or cease operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. If the Company is in fact unable to continue as a going concern, the shareholders may lose their entire investment in the Company.

Note 3. Going Concern and Management’s Plans

As of December 31, 2018, the Company had cash and cash equivalents of approximately $3.1 million and an accumulated deficit of approximately $ 150.0 million.  Additionally, the Company has incurred losses since its inception and must continue to rely on proceeds from debt and equity issuances to pay for ongoing operating expenses in order to execute its business plan.

Management has taken several actions below to ensure that the Company will continue as a going concern through March 31, 2020, including reductions in YOD legacy segment related expenses and discretionary expenditures.

•	As discussed in Note 14, the Company has entered into a convertible note agreement with Sun Seven Stars Investment Group Limited (“SSSIG”) in which it will receive approximately $1.5 million in additional cash during 2019.
•	Through the recent asset purchase of the SolidOpinion (defined in Note 22), we acquired $2.5 million in cash; and
•	The Company recently closed on a financing of $2.05 million with ID Venturas 7, LLC. Please refer to Note 22 for additional information.

As part of the Company’s strategy, management raised these recent capital to cover short and medium term cash needs, while it plans to unlock revenue from its new fintech advisory services business in 2019.  Therefore, the Company does not plan to take additional outside investments in the near term, unless there is a delay product expectations and sales.

Although the Company may attempt to raise funds by issuing debt or equity instruments, in the future additional financing may not be available to the Company on terms acceptable to the Company or at all or such resources may not be received in a timely manner. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may be required to scale back or to discontinue certain operations, scale back or discontinue the development of new business lines, reduce headcount, sell assets, file for bankruptcy, reorganize, merge with another entity, or cease operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. If the Company is in fact unable to continue as a going concern, the shareholders may lose their entire investment in the Company.